Events After the Reporting Date (Details) € in Millions, $ in Millions	Feb. 11, 2021 EUR (€)	Aug. 17, 2018 EUR (€)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Events after the reporting date
Milestone payments received					€ 4.0
AbbVie
Events after the reporting date
Milestone payments received					€ 4.0	€ 0.0
Provision related to tax audit for the years ended 2013, 2014 and 2015
Events after the reporting date
Proposed tax adjustment		€ 1.9
CIR 2013-2015
Events after the reporting date
Proposed tax adjustment		€ 1.9
Tax audit for payroll taxes | Provision related to tax audit for the years ended 2013, 2014 and 2015
Events after the reporting date
Proposed tax adjustment	€ 1.9
Receipt Of milestone payments | AbbVie
Events after the reporting date
Milestone payments received				€ 4.0
Service Agreement For Clinical Services[ Member]
Events after the reporting date
Minimum Amount Payable | $			$ 4.3
Increse in amount payable due to extend the services rendered | $			$ 1.6